Portfolio of investments—December 31, 2020 (unaudited)

	Shares	Value
Common stocks: 99.03%
Communication services: 8.57%
Interactive media & services: 6.86%
Alphabet Incorporated Class C †	46,459	$ 81,390,593
Facebook Incorporated Class A †	186,199	50,862,119
		132,252,712
Wireless telecommunication services: 1.71%
T-Mobile US Incorporated †	243,649	32,856,068
Consumer discretionary: 10.61%
Automobiles: 1.91%
General Motors Company	881,275	36,696,291
Internet & direct marketing retail: 3.94%
Amazon.com Incorporated †	23,332	75,990,691
Multiline retail: 1.19%
Dollar General Corporation	108,837	22,888,421
Specialty retail: 3.57%
Burlington Stores Incorporated †	153,416	40,125,955
Ulta Beauty Incorporated †	99,659	28,618,078
		68,744,033
Consumer staples: 2.59%
Food & staples retailing: 1.70%
Sysco Corporation	439,581	32,643,285
Household products: 0.89%
Church & Dwight Company Incorporated	197,503	17,228,187
Financials: 7.77%
Capital markets: 5.06%
CME Group Incorporated	89,298	16,256,701
Intercontinental Exchange Incorporated	313,532	36,147,104
S&P Global Incorporated	70,371	23,133,059
The Charles Schwab Corporation	416,272	22,079,067
		97,615,931
Insurance: 2.71%
Chubb Limited	151,430	23,308,106
Marsh & McLennan Companies Incorporated	246,564	28,847,988
		52,156,094
Health care: 16.69%
Biotechnology: 1.18%
Alexion Pharmaceuticals Incorporated †	144,963	22,649,019
Health care equipment & supplies: 6.29%
Align Technology Incorporated †	47,494	25,379,844
Boston Scientific Corporation †	798,266	28,697,663
See accompanying notes to portfolio of investments

Wells Fargo Opportunity Fund  |  1

Portfolio of investments—December 31, 2020 (unaudited)

	Shares	Value

Health care equipment & supplies (continued)
LivaNova plc †	554,542	$ 36,716,226
Medtronic plc	259,623	30,412,238
		121,205,971
Health care providers & services: 1.95%
UnitedHealth Group Incorporated	106,884	37,482,081
Life sciences tools & services: 4.91%
Agilent Technologies Incorporated	261,302	30,961,674
Bio-Rad Laboratories Incorporated Class A †	51,296	29,902,490
Thermo Fisher Scientific Incorporated	72,508	33,772,776
		94,636,940
Pharmaceuticals: 2.36%
Novartis AG ADR	350,877	33,133,315
Viatris Incorporated †	661,531	12,397,091
		45,530,406
Industrials: 15.45%
Aerospace & defense: 2.59%
MTU Aero Engines AG †	98,089	25,568,772
Teledyne Technologies Incorporated †	61,955	24,285,121
		49,853,893
Commercial services & supplies: 1.11%
Republic Services Incorporated	221,534	21,333,724
Electrical equipment: 1.27%
AMETEK Incorporated	201,701	24,393,719
Industrial conglomerates: 2.16%
Carlisle Companies Incorporated	266,769	41,663,982
Machinery: 5.60%
Fortive Corporation	264,004	18,696,763
Ingersoll Rand Incorporated †	462,548	21,073,687
ITT Incorporated	327,684	25,238,222
Otis Worldwide Corporation	316,326	21,367,821
SPX Corporation †	395,014	21,544,064
		107,920,557
Trading companies & distributors: 2.72%
Air Lease Corporation	614,707	27,305,285
United Rentals Incorporated †	108,684	25,204,906
		52,510,191
Information technology: 28.27%
Electronic equipment, instruments & components: 1.80%
Amphenol Corporation Class A	264,875	34,637,704
IT services: 5.48%
Fidelity National Information Services Incorporated	203,922	28,846,806
See accompanying notes to portfolio of investments

2  |  Wells Fargo Opportunity Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Shares	Value

IT services (continued)
Genpact Limited	599,308	$ 24,787,379
MasterCard Incorporated Class A	145,745	52,022,220
		105,656,405
Semiconductors & semiconductor equipment: 4.60%
Marvell Technology Group Limited	768,342	36,526,979
Texas Instruments Incorporated	317,464	52,105,366
		88,632,345
Software: 12.09%
Fair Isaac Corporation †	54,212	27,704,500
Palo Alto Networks Incorporated †	93,909	33,374,320
Proofpoint Incorporated †	207,757	28,340,132
RealPage Incorporated †	354,582	30,933,734
Salesforce.com Incorporated †	244,873	54,491,589
ServiceNow Incorporated †	37,922	20,873,406
Workday Incorporated Class A †	155,055	37,152,729
		232,870,410
Technology hardware, storage & peripherals: 4.30%
Apple Incorporated	623,834	82,776,533
Materials: 2.60%
Chemicals: 1.84%
The Sherwin-Williams Company	25,504	18,743,145
Westlake Chemical Corporation	206,097	16,817,515
		35,560,660
Metals & mining: 0.76%
Steel Dynamics Incorporated	395,565	14,584,482
Real estate: 6.48%
Equity REITs: 6.48%
American Tower Corporation	130,163	29,216,387
Equinix Incorporated	40,490	28,917,148
Sun Communities Incorporated	218,691	33,230,097
VICI Properties Incorporated	1,309,772	33,399,186
		124,762,818
Total Common stocks (Cost $1,059,388,787)		1,907,733,553

		Yield	Shares	Value
Short-term investments: 0.92%
Investment companies: 0.92%
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03%	17,728,838	$ 17,728,838
Total Short-term investments (Cost $17,728,838)				17,728,838
Total investments in securities (Cost $1,077,117,625)	99.95%			1,925,462,391
Other assets and liabilities, net	0.05			970,372
Total net assets	100.00%			$1,926,432,763

See accompanying notes to portfolio of investments

Wells Fargo Opportunity Fund  |  3

Portfolio of investments—December 31, 2020 (unaudited)
†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Wells Fargo Government Money Market Fund Select Class	$22,715,468	$85,976,280	$(90,962,910)	$0	$0	$17,728,838	0.92%	17,728,838	$2,149
See accompanying notes to portfolio of investments

4  |  Wells Fargo Opportunity Fund

Notes to portfolio of investments—December 31, 2020 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On December 31, 2020, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Wells Fargo Opportunity Fund  |  5

Notes to portfolio of investments—December 31, 2020 (unaudited)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2020:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$165,108,780	$0	$0	$165,108,780
Consumer discretionary	204,319,436	0	0	204,319,436
Consumer staples	49,871,472	0	0	49,871,472
Financials	149,772,025	0	0	149,772,025
Health care	321,504,417	0	0	321,504,417
Industrials	272,107,294	25,568,772	0	297,676,066
Information technology	544,573,397	0	0	544,573,397
Materials	50,145,142	0	0	50,145,142
Real estate	124,762,818	0	0	124,762,818
Short-term investments
Investment companies	17,728,838	0	0	17,728,838
Total assets	$1,899,893,619	$25,568,772	$0	$1,925,462,391
Additional sector, industry or geographic detail is included in the Portfolio of Investments.
For the three months ended December 31, 2020, the Fund did not have any transfers into/out of Level 3.

6  |  Wells Fargo Opportunity Fund